Employee Benefits Plan - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Thomson Reuters Group Pension Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	17 years	17 years
The Thomson Corporation PLC Pension Scheme [Member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	18 years	19 years